Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000255003 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	CSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class I/CSAIX)	$67	1.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 32,998,001
Holdings Count | Holding	58
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255004 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	CSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class C/CSACX)	$119	2.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.30%	[2]
Net Assets	$ 32,998,001
Holdings Count | Holding	58
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255005 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	CSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class A/CSAAX)	$80	1.55%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[3]
Net Assets	$ 32,998,001
Holdings Count | Holding	58
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,998,001
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255007 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Multialternative Strategy Fund
Class Name	Class A
Trading Symbol	CSQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class A/CSQAX)	$56	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[4]
Net Assets	$ 206,143,461
Holdings Count | Holding	265
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$206,143,461
Total number of portfolio holdings	265
Portfolio turnover rate as of the end of the reporting period	172%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255006 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Multialternative Strategy Fund
Class Name	Class I
Trading Symbol	CSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class I/CSQIX)	$43	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 206,143,461
Holdings Count | Holding	265
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$206,143,461
Total number of portfolio holdings	265
Portfolio turnover rate as of the end of the reporting period	172%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Corebridge Financial, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Janus Henderson Group PLC	2.1%
Essential Utilities, Inc.	2.1%
Electronic Arts, Inc.	2.0%
DigitalBridge Group, Inc.	1.9%
Soleno Therapeutics, Inc.	1.9%
Tri Pointe Homes, Inc.	1.9%
Qorvo, Inc.	1.9%
Clearwater Analytics Holdings, Inc. - Class A	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.